SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)							3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 20, 2023	Jan. 19, 2023	Apr. 19, 2022	Oct. 29, 2021	Oct. 21, 2021	Jan. 27, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Mar. 31, 2022	Aug. 31, 2023	Dec. 31, 2022	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents							$ 0	$ 0		$ 0		$ 0	$ 0
Net proceeds of sale of the units in the public offering									$ 226,000,000
Maximum allowed dissolution expenses				$ 100,000			100,000	$ 100,000		$ 100,000
Percentage of redeem of public shares				100.00%				100.00%		100.00%
Combination period, after extensions		21 months	21 months		21 months
Number of public shares, shareholders exercised their right to redeem		19,949,665	19,949,665					19,949,665
Amount removed from the Trust Account to pay holders		$ 206,500,000	$ 206,500,000					$ 206,500,000
Redemption price per public share		$ 10.35	$ 10.35					$ 10.35
Amount remain in the Trust Account		$ 31,500,000						$ 31,500,000
Number of public shares outstanding		3,050,335	3,050,335					3,050,335
Offering costs							16,664,843	$ 16,664,843		$ 16,664,843
Unrecognized Tax Benefits							0	0		0		$ 0	0
Unrecognized tax benefits accrued for interest and penalties							$ 0	$ 0		$ 0			$ 0
Subsequent Event
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Combination period, after extensions	24 months		21 months
Number of public shares, shareholders exercised their right to redeem	339,914		19,949,665
Amount removed from the Trust Account to pay holders	$ 3,800,000		$ 206,500,000
Redemption price per public share	$ 11.13		$ 10.35
Amount remain in the Trust Account	$ 30,170,000										$ 30,600,000
Number of public shares outstanding	2,710,421		3,050,335
Private Placement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net proceeds of sale of the units in the public offering				$ 234,600,000		$ 234,600,000
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A ordinary shares subject to possible redemption							3,050,335	3,050,335